Average Annual Total Returns - Goldman Sachs ActiveBeta_R Europe Equity ETF	Goldman Sachs ActiveBeta_R Europe Equity ETF 1 Year	Goldman Sachs ActiveBeta_R Europe Equity ETF Since Inception	Goldman Sachs ActiveBeta_R Europe Equity ETF Inception Date	Goldman Sachs ActiveBeta_R Europe Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs ActiveBeta_R Europe Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs ActiveBeta_R Europe Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs ActiveBeta_R Europe Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Goldman Sachs ActiveBeta® Europe Equity Index (reflects no deduction for fees or expenses) 1 Year	Goldman Sachs ActiveBeta® Europe Equity Index (reflects no deduction for fees or expenses) Since Inception	MSCI Europe Index (Net, Unhedged; reflects no deduction for fees or expenses) 1 Year	MSCI Europe Index (Net, Unhedged; reflects no deduction for fees or expenses) Since Inception
Total	7.29%	9.20%	Mar. 02, 2016	6.72%	7.55%	4.59%	6.45%	7.33%	9.26%	5.37%	8.54%